Commitments And Contingencies (Schedule Of Provision For Contingencies) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Loss Contingency Accrual [Roll Forward]
Balance at beginning of period	$ 20,139	$ 22,341	$ 27,818
Accruals	37,729	26,360	17,273
Settlements	(24,099)	(23,556)	(18,958)
Reclassifications	(580)	(572)	474
Translation	(7,111)	(4,434)	(4,266)
Balance at end of period	26,078	20,139	22,341
Judicial Deposits [Roll Forward]
Judicial deposits, beginning of period	(7,935)	(7,519)	(7,219)
Judicial deposits, settlements	684	455	82
Judicial deposits, reclassifications	(863)	(1,857)	(1,431)
Judicial deposits, translation	2,614	986	1,049
Judicial deposits, end of period	(5,500)	(7,935)	(7,519)
Loss Contingency Accrual, Net of Deposits [Roll Forward]
Balance at beginning of period	12,204	14,822	20,599
Accruals	37,729	26,360	17,273
Settlements	(23,415)	(23,101)	(18,876)
Reclassifications	(1,443)	(2,429)	(957)
Translation	(4,497)	(3,448)	(3,217)
Balance at end of period	20,578	12,204	14,822
Tax Contingencies in Brazil [Member]
Loss Contingency Accrual [Roll Forward]
Balance at beginning of period	1,999	2,235	4,011
Accruals	4,616	14	13
Settlements	(9)	0	(998)
Reclassifications	(532)	0	(271)
Translation	(956)	(250)	(520)
Balance at end of period	5,118	1,999	2,235
Labor Contingencies in Brazil [Member]
Loss Contingency Accrual [Roll Forward]
Balance at beginning of period	10,360	9,484	14,256
Accruals	19,692	22,726	12,714
Settlements	(19,877)	(20,582)	(15,900)
Reclassifications	(26)	(29)	0
Translation	(3,136)	(1,239)	(1,586)
Balance at end of period	7,013	10,360	9,484
Other [Member]
Loss Contingency Accrual [Roll Forward]
Balance at beginning of period	7,780	10,622	9,551
Accruals	13,421	3,620	4,546
Settlements	(4,213)	(2,974)	(2,060)
Reclassifications	(22)	(543)	745
Translation	(3,019)	(2,945)	(2,160)
Balance at end of period	$ 13,947	$ 7,780	$ 10,622